UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

December 31, 2014

MFS® GLOBAL MULTI-ASSET FUND

GMA-SEM

MFS® GLOBAL MULTI-ASSET FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

As 2015 begins, sharply lower oil prices are reshaping the global economy, adding to deflationary pressures in the eurozone and exacerbating challenges faced by oil exporters such as Russia. The U.S. economy stands on firmer ground, having expanded steadily over the past year. The U.S. labor market has regained momentum, consumer confidence is buoyant and gasoline prices have tumbled, boosting prospects for a stronger economic rebound in 2015.

Other regions are struggling. The eurozone economy is barely expanding, and the European Central Bank (ECB) has introduced large-scale asset purchases.

Despite Japan’s efforts to strengthen its economy, its sales tax increase last spring tipped the country into a recession, leading to additional monetary stimulus from the Bank of Japan. China’s economy is slowing as it transitions to a more sustainable basis, and its growth rate will likely continue to decline.

As always, active risk management is integral to how we at MFS® manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global investment team uses a diversified, multidisciplined, long-term approach.

Applying proven principles, such as asset allocation and diversification, can best serve investors over the long term. We are confident that this approach can help you as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

February 13, 2015

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)		Tactical Overlay (b)	Net Market Exposure (c)
Fixed Income (excluding inflation-adjusted)	U.S.	15.6%		24.4%	40.0%
	Europe ex-U.K.	12.4%		(7.7)%	4.7%
	Emerging Markets	1.3%		0.0%	1.3%
	United Kingdom	2.5%		(1.9)%	0.6%
	Supranational	0.1%		0.0%	0.1%
	Developed - Middle East/Africa	0.0%	(o)	0.0%	0.0%	(o)
	North America ex-U.S.	2.1%		(2.8)%	(0.7)%
	Asia/Pacific ex-Japan	2.1%		(5.3)%	(3.2)%
	Japan	4.7%		(12.5)%	(7.8)%
	Total	40.8%		(5.8)%	35.0%
Equities	Europe ex-U.K.	4.7%		11.1%	15.8%
	Emerging Markets	1.8%		12.3%	14.1%
	U.S. Large Cap	14.2%		(5.9)%	8.3%
	Japan	2.0%		0.0%	2.0%
	United Kingdom	2.1%		(1.7)%	0.4%
	U.S. Small/Mid Cap	3.3%		(3.7)%	(0.4)%
	Asia/Pacific ex-Japan	1.3%		(2.7)%	(1.4)%
	North America ex-U.S.	0.5%		(5.0)%	(4.5)%
	Total	29.9%		4.4%	34.3%
Fixed Income (inflation-adjusted)	U.S.	14.0%		0.0%	14.0%
Commodity-related	Commodity-related	12.5%		0.0%	12.5%
Real Estate-related	U.S.	3.7%		0.0%	3.7%
	Non-U.S.	2.9%		0.0%	2.9%
	Total	6.6%		0.0%	6.6%
Cash	Cash & Equivalents (d)	(5.8)%		2.5%	(3.3)%
	Derivative Offsets (e)	(0.4)%		1.3%	0.9%
	Total	(6.2)%		3.8%	(2.4)%
Total Net Exposure Summary		97.6%		2.4%	100.0%

Portfolio Composition – continued

Strategic Allocation Targets & Net Exposure Ranges
Asset Class	Target (w)	Ranges (z)
Equities	30%	0 to 60%
Fixed income (excluding inflation-adjusted)	35%	0 to 70%
Fixed income (inflation-adjusted)	15%	-5 to 35%
Commodity-related	15%	N/A
Real Estate-related	5%	-10 to 20%

Top ten holdings (c)

U.S. Treasury Note 10 yr Future MAR 2015	24.4%
TurkDEX-BIST 30 Index Future FEB 2015	4.9%
Bovespa Index Future FEB 2015	3.9%
IBEX 35 Index Future JAN 2015	3.8%
S&P/TSE 60 Index Future MAR 2015	(5.0)%
ASX SPI 200 Index Future MAR 2015	(5.2)%
Australian Treasury Bond 10 yr Future MAR 2015	(5.3)%
E-Mini S&P 500 Index Future MAR 2015	(5.9)%
German Euro Bund Future MAR 2015	(7.6)%
Japanese Government Bond 10 yr Future MAR 2015	(12.5)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Equivalents includes cash, other assets (excluding interest receivable) less liabilities, short term securities, and the unrealized gain or loss in connection with forward currency exchange contracts.
(e)	Derivative Offsets represent the offsetting of the leverage produced by the fund’s derivative positions.
(o)	Less than 0.1%.
(w)	The strategic asset class allocations have been selected for investment over longer time periods. The actual strategic asset class weightings can deviate due to market movements and cash flows.
(z)	The fund’s net exposures to the asset classes referenced will normally fall within these ranges after taking into account the tactical overlay.

Portfolio Composition – continued

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages of real estate-related investments reflect exposure to the underlying holdings of the MFS Global Real Estate Fund and not to the exposure from investing directly in the fund itself. Percentages of commodity-related investments reflect exposure to the aggregate underlying holdings of the MFS Commodity Strategy Fund and its wholly-owned subsidiary and not to the exposure from investing directly in the MFS Commodity Strategy Fund itself.

Percentages are based on net assets as of 12/31/14.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, July 1, 2014 through December 31, 2014

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2014 through December 31, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 7/01/14	Ending Account Value 12/31/14	Expenses Paid During Period (p) 7/01/14-12/31/14
A	Actual	1.27%	$1,000.00	$961.27	$6.28
	Hypothetical (h)	1.27%	$1,000.00	$1,018.80	$6.46
B	Actual	2.02%	$1,000.00	$957.94	$9.97
	Hypothetical (h)	2.02%	$1,000.00	$1,015.02	$10.26
C	Actual	2.02%	$1,000.00	$957.92	$9.97
	Hypothetical (h)	2.02%	$1,000.00	$1,015.02	$10.26
I	Actual	1.02%	$1,000.00	$962.64	$5.05
	Hypothetical (h)	1.02%	$1,000.00	$1,020.06	$5.19
R1	Actual	2.02%	$1,000.00	$957.98	$9.97
	Hypothetical (h)	2.02%	$1,000.00	$1,015.02	$10.26
R2	Actual	1.52%	$1,000.00	$959.93	$7.51
	Hypothetical (h)	1.52%	$1,000.00	$1,017.54	$7.73
R3	Actual	1.27%	$1,000.00	$961.29	$6.28
	Hypothetical (h)	1.27%	$1,000.00	$1,018.80	$6.46
R4	Actual	1.02%	$1,000.00	$962.64	$5.05
	Hypothetical (h)	1.02%	$1,000.00	$1,020.06	$5.19
R5	Actual	0.98%	$1,000.00	$963.86	$4.85
	Hypothetical (h)	0.98%	$1,000.00	$1,020.27	$4.99

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

12/31/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 45.9%
Issuer	Shares/Par		Value ($)

Asset-Backed & Securitized - 1.6%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49		$62,408	$66,067
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 12/11/49		30,000	31,121
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.702%, 6/15/39		32,000	33,478
Credit Suisse Mortgage Capital Certificate, 5.311%, 12/15/39		42,390	44,663
Goldman Sachs Mortgage Securities Corp., FRN, 5.795%, 8/10/45		63,198	68,435
Greenwich Capital Commercial Funding Corp., 5.475%, 3/10/39		25,000	26,202
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.787%, 6/15/49		63,042	67,697
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.787%, 6/15/49		40,577	42,058
Morgan Stanley Capital I Trust, “AM”, FRN, 5.683%, 4/15/49		30,000	31,220
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.941%, 2/15/51		49,808	53,231

			$464,172
Automotive - 0.4%
General Motors Co., 5.2%, 4/01/45		$19,000	$20,033
Lear Corp., 5.375%, 3/15/24		5,000	5,113
Lear Corp., 5.25%, 1/15/25		10,000	10,125
Renault S.A., 3.625%, 9/19/18	EUR	15,000	19,725
Toyota Motor Credit Corp., 0.875%, 7/17/15		$50,000	50,139
TRW Automotive, Inc., 4.5%, 3/01/21 (n)		5,000	5,025
Volkswagen International Finance N.V., 3.875% to 9/04/18, FRN to 9/29/49	EUR	10,000	12,857

			$123,017
Biotechnology - 0.1%
Life Technologies Corp., 6%, 3/01/20		$32,000	$36,559

Broadcasting - 0.1%
Discovery Communications, Inc., 4.875%, 4/01/43		$20,000	$20,620
ProSiebenSat.1 Media AG, 2.625%, 4/15/21	EUR	10,000	12,710

			$33,330
Building - 0.1%
Mohawk Industries, Inc., 6.125%, 1/15/16		$19,000	$19,897
Owens Corning, Inc., 6.5%, 12/01/16		1,000	1,090

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
Owens Corning, Inc., 4.2%, 12/15/22		$9,000	$9,134

			$30,121
Business Services - 0.1%
Fidelity National Information Services, Inc., 3.875%, 6/05/24		$17,000	$17,172

Cable TV - 0.4%
Comcast Corp., 4.65%, 7/15/42		$16,000	$17,512
Cox Communications, Inc., 3.25%, 12/15/22 (n)		12,000	11,782
NBCUniversal Media LLC, 5.15%, 4/30/20		25,000	28,370
Shaw Communications, Inc., 5.65%, 10/01/19	CAD	10,000	9,545
SIRIUS XM Radio, Inc., 5.75%, 8/01/21 (n)		$35,000	35,788

			$102,997
Chemicals - 0.1%
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		$22,000	$21,780
CF Industries, Inc., 5.15%, 3/15/34		8,000	8,368
Dow Chemical Co., 8.55%, 5/15/19		10,000	12,432

			$42,580
Computer Software - 0.1%
Oracle Corp., 3.4%, 7/08/24		$12,000	$12,265
VeriSign, Inc., 4.625%, 5/01/23		5,000	4,900

			$17,165
Conglomerates - 0.1%
Roper Industries, Inc., 1.85%, 11/15/17		$5,000	$5,006
Siemens Financierings N.V., 5.25% to 9/14/16, FRN to 9/14/66	EUR	10,000	12,893
Siemens Financierings N.V., 6.125% to 9/14/16, FRN to 9/14/66	GBP	5,000	8,198

			$26,097
Consumer Products - 0.0%
Newell Rubbermaid, Inc., 4%, 12/01/24		$11,000	$11,226

Consumer Services - 0.0%
Service Corp. International, 5.375%, 5/15/24		$10,000	$10,200

Containers - 0.2%
Ball Corp., 5%, 3/15/22		$5,000	$5,150
Ball Corp., 4%, 11/15/23		7,000	6,755
Rexam PLC, 6.75%, 6/29/67	EUR	50,000	60,503

			$72,408
Electronics - 0.0%
Tyco Electronics Group S.A., 2.375%, 12/17/18		$11,000	$11,095

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - 0.3%
NOVA Chemicals Corp., 5.25%, 8/01/23 (n)		$45,000	$45,450
NOVA Chemicals Corp., 5%, 5/01/25 (n)		2,000	1,985
Petroleos Mexicanos, 3.125%, 1/23/19		12,000	12,030
Petroleos Mexicanos, 5.5%, 1/21/21		20,000	21,650

			$81,115
Emerging Market Sovereign - 0.5%
Republic of Indonesia, 7.875%, 4/15/19	IDR	596,000,000	$48,424
Republic of Turkey, 8%, 2/14/34		$20,000	27,380
United Mexican States, 8.5%, 5/31/29	MXN	740,000	60,607

			$136,411
Energy - Independent - 0.2%
Apache Corp., 4.75%, 4/15/43		$7,000	$6,565
Cimarex Energy Co., 4.375%, 6/01/24		15,000	14,325
Concho Resources, Inc., 6.5%, 1/15/22		15,000	15,675
Continental Resources, Inc., 4.9%, 6/01/44		5,000	4,235
EOG Resources, Inc., 2.625%, 3/15/23		7,000	6,712

			$47,512
Energy - Integrated - 0.2%
BP Capital Markets PLC, 2.521%, 1/15/20		$2,000	$2,002
Eni S.p.A., 4%, 6/29/20	EUR	50,000	70,433

			$72,435
Financial Institutions - 0.2%
CIT Group, Inc., 3.875%, 2/19/19		$32,000	$31,920
International Lease Finance Corp., 7.125%, 9/01/18 (n)		13,000	14,560
SLM Corp., 6.25%, 1/25/16		11,000	11,440
SLM Corp., 4.875%, 6/17/19		2,000	2,006

			$59,926
Food & Beverages - 0.2%
Conagra Foods, Inc., 3.2%, 1/25/23		$13,000	$12,734
Constellation Brands, Inc., 4.25%, 5/01/23		20,000	19,850
Tyson Foods, Inc., 5.15%, 8/15/44		3,000	3,370
Wm. Wrigley Jr. Co., 2.9%, 10/21/19 (n)		5,000	5,065
Wm. Wrigley Jr. Co., 3.375%, 10/21/20 (n)		6,000	6,133

			$47,152
Food & Drug Stores - 0.1%
CVS Health Corp., 3.375%, 8/12/24		$8,000	$8,078
Loblaw Cos. Ltd., 4.86%, 9/12/23	CAD	10,000	9,526
Walgreens Boots Alliance, Inc., 2.7%, 11/18/19		$14,000	14,071

			$31,675

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Forest & Paper Products - 0.1%
Georgia-Pacific LLC, 5.4%, 11/01/20 (n)		$25,000	$28,131

Gaming & Lodging - 0.0%
Wyndham Worldwide Corp., 5.625%, 3/01/21		$11,000	$12,300

Insurance - 0.6%
American International Group, Inc., 4.875% to 3/15/17, FRN to 3/15/67	EUR	50,000	$63,044
Aviva PLC, 5.7% to 9/29/15, FRN to 9/29/49	EUR	10,000	12,386
CNP Assurances S.A., 6% to 9/14/20, FRN to 9/14/40	EUR	50,000	70,119
UnumProvident Corp., 6.85%, 11/15/15 (n)		$20,000	20,949

			$166,498
Insurance - Property & Casualty - 0.3%
Berkshire Hathaway, Inc., 4.5%, 2/11/43		$15,000	$16,404
Chubb Corp., 6.375% to 4/15/17, FRN to 3/29/67		40,000	42,882
Clerical Medical Finance PLC, 4.25% to 6/24/15, FRN to 6/24/49	EUR	15,000	18,196
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18		$6,000	6,101
Marsh & McLennan Cos., Inc., 3.5%, 6/03/24		6,000	5,979

			$89,562
International Market Quasi-Sovereign - 0.1%
Statoil A.S.A., 4.25%, 11/23/41		$20,000	$20,500
Statoil A.S.A., FRN, 0.522%, 5/15/18		11,000	10,986

			$31,486
International Market Sovereign - 18.1%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	304,000	$296,306
Federal Republic of Germany, 3.25%, 7/04/21	EUR	148,000	215,190
Federal Republic of Germany, 6.25%, 1/04/30	EUR	74,000	156,594
Federal Republic of Germany, 2.5%, 7/04/44	EUR	41,000	63,077
Government of Canada, 4.25%, 6/01/18	CAD	146,000	138,681
Government of Canada, 3.25%, 6/01/21	CAD	108,000	102,959
Government of Canada, 5.75%, 6/01/33	CAD	53,000	69,818
Government of Canada, 4%, 6/01/41	CAD	17,000	19,393
Government of Japan, 2%, 3/20/52	JPY	3,000,000	29,756
Government of Japan, 1.1%, 6/20/20	JPY	48,300,000	426,522
Government of Japan, 2.1%, 9/20/24	JPY	50,850,000	497,263
Government of Japan, 2.2%, 9/20/27	JPY	19,250,000	194,338
Government of Japan, 2.4%, 3/20/37	JPY	8,700,000	90,292
Government of New Zealand, 5%, 3/15/19	NZD	126,000	103,763
Government of New Zealand, 5.5%, 4/15/23	NZD	98,000	86,360
Government of Norway, 3.75%, 5/25/21	NOK	668,000	103,376
Kingdom of Belgium, 4.25%, 9/28/21	EUR	188,000	286,017

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
Kingdom of Belgium, 4%, 3/28/32	EUR	12,000	$20,053
Kingdom of Denmark, 3%, 11/15/21	DKK	230,000	44,164
Kingdom of Spain, 5.4%, 1/31/23	EUR	38,000	60,134
Kingdom of Spain, 5.5%, 7/30/17	EUR	63,000	85,892
Kingdom of Spain, 4.6%, 7/30/19	EUR	174,000	246,512
Kingdom of Sweden, 5%, 12/01/20	SEK	735,000	119,430
Kingdom of Sweden, 3.5%, 6/01/22	SEK	220,000	34,092
Kingdom of the Netherlands, 3.5%, 7/15/20	EUR	159,000	227,795
Kingdom of the Netherlands, 5.5%, 1/15/28	EUR	56,000	105,648
Republic of Austria, 1.75%, 10/20/23	EUR	103,000	137,298
Republic of Finland, 3.875%, 9/15/17	EUR	43,000	57,526
Republic of France, 6%, 10/25/25	EUR	75,000	138,094
Republic of France, 4.75%, 4/25/35	EUR	51,000	95,018
Republic of Ireland, 5.4%, 3/13/25 (e)	EUR	16,000	26,677
Republic of Italy, 5.25%, 8/01/17	EUR	219,000	296,316
Republic of Italy, 3.75%, 3/01/21	EUR	190,000	264,477
United Kingdom Treasury, 5%, 3/07/18	GBP	107,000	188,731
United Kingdom Treasury, 4.25%, 12/07/27	GBP	42,000	82,448
United Kingdom Treasury, 4.25%, 3/07/36	GBP	76,000	155,147
United Kingdom Treasury, 3.25%, 1/22/44	GBP	30,000	53,943
United Kingdom Treasury, 3.75%, 7/22/52	GBP	13,000	26,496

			$5,345,596
Machinery & Tools - 0.0%
United Rentals North America, Inc., 5.75%, 11/15/24		$5,000	$5,150

Major Banks - 0.8%
Bank of America Corp., 7.625%, 6/01/19		$25,000	$30,215
Bank of America Corp., 4.125%, 1/22/24		12,000	12,602
Bank of America Corp., FRN, 5.2%, 12/31/49		3,000	2,771
Credit Agricole S.A., 7.875% to 10/26/19, FRN to 10/29/49	EUR	50,000	71,998
Goldman Sachs Group, Inc., 5.75%, 1/24/22		$12,000	13,881
JPMorgan Chase & Co., 4.25%, 10/15/20		27,000	29,028
JPMorgan Chase & Co., 6.75% to 2/01/24, FRN to 1/29/49		12,000	12,675
PNC Financial Services Group, Inc., FRN, 6.75%, 12/31/49		25,000	27,438
Regions Financial Corp., 2%, 5/15/18		14,000	13,864
Wells Fargo & Co., 5.9% to 6/15/24, FRN to 12/29/49		12,000	12,090

			$226,562
Medical & Health Technology & Services - 0.4%
Becton, Dickinson and Co., 3.734%, 12/15/24		$3,000	$3,087
Davita, Inc., 6.625%, 11/01/20		36,000	37,800
Express Scripts Holding Co., 2.65%, 2/15/17		40,000	40,902
Fresenius US Finance II, Inc., 4.25%, 2/01/21 (n)		3,000	3,023

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Medical & Health Technology & Services - continued
HCA, Inc., 4.75%, 5/01/23		$20,000	$20,350

			$105,162
Medical Equipment - 0.0%
Medtronic, Inc., 3.5%, 3/15/25 (n)		$11,000	$11,253

Metals & Mining - 0.6%
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)		$17,000	$18,071
Cameco Corp., 5.67%, 9/02/19	CAD	20,000	19,250
Consol Energy, Inc., 5.875%, 4/15/22 (n)		$14,000	13,020
Plains Exploration & Production Co., 6.875%, 2/15/23		31,000	34,488
Southern Copper Corp., 6.75%, 4/16/40		11,000	11,539
Xstrata Finance (Canada) Ltd., 5.25%, 6/13/17	EUR	50,000	66,953

			$163,321
Midstream - 0.5%
Access Midstream Partner LP, 4.875%, 3/15/24		$10,000	$10,150
El Paso Corp., 7.75%, 1/15/32		5,000	6,150
Enbridge, Inc., 3.19%, 12/05/22	CAD	10,000	8,731
Energy Transfer Partners LP, 4.65%, 6/01/21		$27,000	28,224
Energy Transfer Partners LP, 3.6%, 2/01/23		10,000	9,677
Enterprise Products Operating LLC, 3.9%, 2/15/24		6,000	6,111
Enterprise Products Operating LLC, 4.85%, 3/15/44		5,000	5,214
Kinder Morgan Energy Partners LP, 5.4%, 9/01/44		6,000	6,012
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/01/24		15,000	14,663
ONEOK, Inc., 4.25%, 2/01/22		10,000	9,153
Spectra Energy Partners LP, 4.75%, 3/15/24		27,000	28,942
Sunoco Logistics Partners LP, 5.3%, 4/01/44		7,000	7,056
Sunoco Logistics Partners LP, 5.35%, 5/15/45		6,000	6,066
Williams Cos., Inc., 3.7%, 1/15/23		15,000	13,471

			$159,620
Mortgage-Backed - 1.3%
Fannie Mae, 5.138%, 2/01/16		$25,889	$26,513
Fannie Mae, 5.732%, 7/01/16		24,448	25,792
Fannie Mae, 5.05%, 1/01/17		27,888	29,326
Fannie Mae, 4.5%, 3/01/34		79,248	86,697
Fannie Mae, 5.5%, 1/01/37		13,286	14,845
Fannie Mae, 6%, 12/01/37 - 6/01/38		11,624	13,177
Fannie Mae, 4%, 2/01/41		36,413	38,895
Fannie Mae, 3.5%, 5/01/43		73,327	76,772
Freddie Mac, 3.882%, 11/25/17		40,000	42,538

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 2.313%, 3/25/20		$24,000	$24,264

			$378,819
Network & Telecom - 0.2%
British Telecom PLC, 5.75%, 12/07/28	GBP	5,000	$9,526
CenturyLink, Inc., 7.6%, 9/15/39		$6,000	5,940
Telecom Italia Finance S.A., 7.75%, 1/24/33	EUR	5,000	8,021
Verizon Communications, Inc., 5.15%, 9/15/23		$11,000	12,147
Verizon Communications, Inc., 6.4%, 9/15/33		9,000	11,086
Verizon Communications, Inc., 5.05%, 3/15/34		9,000	9,601
Verizon Communications, Inc., 6.55%, 9/15/43		12,000	15,374

			$71,695
Other Banks & Diversified Financials - 0.4%
Banco de Credito del Peru, 6.125% to 4/24/22, FRN to 4/24/27 (n)		$20,000	$21,100
BB&T Corp., 3.95%, 4/29/16		40,000	41,417
Discover Bank, 4.25%, 3/13/26		8,000	8,293
Macquarie Group Ltd., 6.25%, 1/14/21 (n)		20,000	22,888
Rabobank Nederland N.V., 4%, 9/19/22	GBP	5,000	8,594
U.S. Bancorp, 2.95%, 7/15/22		$6,000	5,915

			$108,207
Pharmaceuticals - 0.4%
Bayer AG, 3.00% to 7/01/20, FRN to 7/01/75	EUR	10,000	$12,451
Celgene Corp., 1.9%, 8/15/17		$13,000	13,047
Forest Laboratories, Inc., 4.375%, 2/01/19 (n)		15,000	15,846
Gilead Sciences, Inc., 2.35%, 2/01/20		2,000	2,011
Gilead Sciences, Inc., 3.7%, 4/01/24		13,000	13,635
Mylan, Inc., 2.55%, 3/28/19		4,000	3,985
Teva Pharmaceutical Finance B.V., 2.95%, 12/18/22		14,000	13,637
Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/21 (n)		27,000	27,203
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)		10,000	10,663
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17		12,000	11,954

			$124,432
Printing & Publishing - 0.1%
Gannett Co., Inc., 5.125%, 10/15/19		$15,000	$15,338
Moody’s Corp., 4.875%, 2/15/24		16,000	17,612

			$32,950
Real Estate - Apartment - 0.1%
AvalonBay Communities, Inc., REIT, 3.625%, 10/01/20		$2,000	$2,080
Deutsche Annington Immobilien SE, 2.125%, 7/09/22	EUR	10,000	12,792

			$14,872

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Real Estate - Healthcare - 0.0%
HCP, Inc., REIT, 3.875%, 8/15/24		$7,000	$7,111

Real Estate - Office - 0.0%
Boston Properties, Inc., REIT, 3.125%, 9/01/23		$14,000	$13,670

Real Estate - Retail - 0.1%
Hammerson PLC, REIT, 6%, 2/23/26	GBP	5,000	$9,830
Simon Property Group, Inc., REIT, 5.65%, 2/01/20		$25,000	28,696

			$38,526
Restaurants - 0.0%
YUM! Brands, Inc., 5.35%, 11/01/43		$8,000	$8,748

Retailers - 0.4%
Bed Bath & Beyond, Inc., 5.165%, 8/01/44		$10,000	$10,431
Best Buy Co., Inc., 5.5%, 3/15/21		19,000	19,760
Gap, Inc., 5.95%, 4/12/21		30,000	34,140
Home Depot, Inc., 5.95%, 4/01/41		25,000	32,652
Limited Brands, Inc., 7%, 5/01/20		25,000	28,375

			$125,358
Telecommunications - Wireless - 0.4%
America Movil S.A.B. de C.V., 4.75%, 6/28/22	EUR	50,000	$75,726
American Tower Corp., REIT, 4.7%, 3/15/22		$4,000	4,194
American Tower Corp., REIT, 3.5%, 1/31/23		11,000	10,628
Crown Castle International Corp., 5.25%, 1/15/23		18,000	18,360
Rogers Communications, Inc., 5%, 3/15/44		6,000	6,561

			$115,469
Telephone Services - 0.1%
TELUS Corp., 5.05%, 7/23/20	CAD	20,000	$19,187

Tobacco - 0.2%
Altria Group, Inc., 2.85%, 8/09/22		$30,000	$29,151
Lorillard Tobacco Co., 8.125%, 6/23/19		11,000	13,336
Philip Morris International, Inc., 4.875%, 11/15/43		8,000	8,919

			$51,406
Transportation - Services - 0.1%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)		$5,000	$5,134
ERAC USA Finance Co., 7%, 10/15/37 (n)		20,000	26,952

			$32,086

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
U.S. Government Agencies and Equivalents - 0.3%
Small Business Administration, 4.57%, 6/01/25	$42,477	$45,560
Small Business Administration, 2.22%, 3/01/33	34,958	34,503

		$80,063
U.S. Treasury Obligations - 15.0%
U.S. Treasury Bonds, 5.25%, 2/15/29	$62,000	$83,390
U.S. Treasury Bonds, 3.625%, 2/15/44	55,000	64,771
U.S. Treasury Bonds, TIPS, 0.125%, 7/15/24	170,961	164,897
U.S. Treasury Bonds, TIPS, 0.125%, 4/15/17 (f)	221,578	221,699
U.S. Treasury Bonds, TIPS, 1.625%, 1/15/18	64,590	67,612
U.S. Treasury Bonds, TIPS, 1.125%, 1/15/21 (f)	112,862	117,412
U.S. Treasury Bonds, TIPS, 0.375%, 7/15/23	202,996	200,998
U.S. Treasury Bonds, TIPS, 0.625%, 1/15/24	264,524	266,136
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/25 (f)	129,717	152,499
U.S. Treasury Bonds, TIPS, 2%, 1/15/26	105,253	120,754
U.S. Treasury Bonds, TIPS, 2.375%, 1/15/27 (f)	69,452	83,240
U.S. Treasury Bonds, TIPS, 1.75%, 1/15/28	77,054	87,366
U.S. Treasury Bonds, TIPS, 3.625%, 4/15/28 (f)	57,242	78,842
U.S. Treasury Bonds, TIPS, 2.5%, 1/15/29 (f)	54,179	67,381
U.S. Treasury Bonds, TIPS, 3.875%, 4/15/29	88,087	126,315
U.S. Treasury Bonds, TIPS, 3.375%, 4/15/32	32,098	45,604
U.S. Treasury Bonds, TIPS, 2.125%, 2/15/40	52,720	68,523
U.S. Treasury Bonds, TIPS, 2.125%, 2/15/41 (f)	69,377	90,835
U.S. Treasury Bonds, TIPS, 0.75%, 2/15/42	88,250	86,030
U.S. Treasury Bonds, TIPS, 0.625%, 2/15/43	67,115	63,303
U.S. Treasury Bonds, TIPS, 1.375%, 2/15/44	111,026	126,084
U.S. Treasury Notes, 3.5%, 5/15/20	112,000	122,150
U.S. Treasury Notes, 2.75%, 2/15/24	66,000	69,408
U.S. Treasury Notes, TIPS, 0.125%, 4/15/16	47,322	47,159
U.S. Treasury Notes, TIPS, 2.5%, 7/15/16	43,493	45,325
U.S. Treasury Notes, TIPS, 2.375%, 1/15/17	44,732	46,927
U.S. Treasury Notes, TIPS, 2.625%, 7/15/17	66,433	71,224
U.S. Treasury Notes, TIPS, 0.125%, 4/15/18 (f)	212,581	211,800
U.S. Treasury Notes, TIPS, 1.375%, 7/15/18	75,960	79,550
U.S. Treasury Notes, TIPS, 2.125%, 1/15/19	92,878	99,880
U.S. Treasury Notes, TIPS, 0.125%, 4/15/19	123,599	122,344
U.S. Treasury Notes, TIPS, 1.875%, 7/15/19	57,814	62,101
U.S. Treasury Notes, TIPS, 1.375%, 1/15/20	105,387	110,681
U.S. Treasury Notes, TIPS, 1.25%, 7/15/20	186,139	195,547
U.S. Treasury Notes, TIPS, 0.625%, 7/15/21	183,271	185,834
U.S. Treasury Notes, TIPS, 0.125%, 1/15/22 (f)	240,187	233,994
U.S. Treasury Notes, TIPS, 0.125%, 7/15/22 (f)	187,879	183,284
U.S. Treasury Notes, TIPS, 0.125%, 1/15/23 (f)	186,151	180,290

		$4,451,189

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Utilities - Electric Power - 0.3%
Alabama Power Co., 4.15%, 8/15/44		$4,000	$4,199
CMS Energy Corp., 5.05%, 3/15/22		15,000	16,817
E.ON International Finance B.V., 6.375%, 6/07/32	GBP	5,000	10,413
Empresa Nacional de Electricidad S.A., 4.25%, 4/15/24		$3,000	3,017
PPL Capital Funding, Inc., 5%, 3/15/44		6,000	6,678
PPL WEM Holdings PLC, 5.375%, 5/01/21 (n)		4,000	4,496
Progress Energy, Inc., 7.05%, 3/15/19		30,000	35,552

			$81,172
Total Bonds (Identified Cost, $13,767,193)			$13,573,966

Common Stocks - 30.1%
Aerospace - 0.7%
Honeywell International, Inc.		806	$80,527
Precision Castparts Corp.		260	62,629
United Technologies Corp.		651	74,865

			$218,021
Alcoholic Beverages - 0.2%
Pernod Ricard S.A.		574	$63,643

Apparel Manufacturers - 0.5%
Global Brands Group Holding Ltd. (a)		104,000	$20,328
Li & Fung Ltd.		20,000	18,724
LVMH Moet Hennessy Louis Vuitton S.A.		422	66,733
PVH Corp.		343	43,962

			$149,747
Automotive - 0.6%
Delphi Automotive PLC		1,154	$83,919
DENSO Corp.		1,500	69,908
Guangzhou Automobile Group Co. Ltd., “H”		24,000	21,691

			$175,518
Biotechnology - 0.3%
Biogen Idec, Inc. (a)		254	$86,220

Broadcasting - 0.9%
Time Warner, Inc.		1,038	$88,666
Twenty-First Century Fox, Inc.		2,636	101,236
WPP PLC		3,139	65,122

			$255,024

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - 0.6%
BlackRock, Inc.	196	$70,082
Franklin Resources, Inc.	734	40,642
Intercontinental Exchange, Inc.	279	61,182

		$171,906
Business Services - 0.8%
Accenture PLC, “A”	722	$64,482
Cognizant Technology Solutions Corp., “A” (a)	1,070	56,346
Equifax, Inc.	185	14,961
Fidelity National Information Services, Inc.	869	54,052
Gartner, Inc. (a)	246	20,716
Global Payments, Inc.	216	17,438

		$227,995
Cable TV - 0.4%
Comcast Corp., “Special A”	1,230	$70,805
Time Warner Cable, Inc.	241	36,646

		$107,451
Chemicals - 0.1%
E.I. du Pont de Nemours & Co.	509	$37,635

Computer Software - 0.8%
Adobe Systems, Inc. (a)	643	$46,746
Citrix Systems, Inc. (a)	477	30,433
Dassault Systems S.A.	346	21,057
Oracle Corp.	1,180	53,065
Qlik Technologies, Inc. (a)	886	27,369
Salesforce.com, Inc. (a)	1,069	63,402

		$242,072
Computer Software - Systems - 1.0%
Apple, Inc. (s)	603	$66,559
EMC Corp. (s)	3,610	107,361
Hewlett-Packard Co. (s)	2,444	98,078
NCR Corp. (a)	610	17,775

		$289,773
Conglomerates - 0.2%
Hutchison Whampoa Ltd.	4,000	$45,794

Construction - 0.3%
Sherwin-Williams Co.	289	$76,019

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 0.6%
Colgate-Palmolive Co.	987	$68,291
L’Oreal S.A.	359	60,271
Newell Rubbermaid, Inc.	1,527	58,163

		$186,725
Consumer Services - 0.2%
Priceline Group, Inc. (a)	50	$57,011

Containers - 0.1%
Crown Holdings, Inc. (a)	671	$34,154

Electrical Equipment - 0.8%
Danaher Corp. (s)	1,629	$139,622
Siemens AG	499	56,608
W.W. Grainger, Inc.	163	41,547

		$237,777
Electronics - 0.9%
Altera Corp.	1,156	$42,703
MediaTek, Inc.	3,000	43,674
Mellanox Technologies Ltd. (a)	701	29,954
Microchip Technology, Inc.	990	44,659
NXP Semiconductors N.V. (a)	336	25,670
Taiwan Semiconductor Manufacturing Co. Ltd.	12,000	52,953
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	700	15,666

		$255,279
Energy - Independent - 1.0%
Anadarko Petroleum Corp.	689	$56,843
Cabot Oil & Gas Corp.	1,419	42,017
Cenovus Energy, Inc.	886	18,280
EOG Resources, Inc.	838	77,155
INPEX Corp.	2,700	29,957
Oil Search Ltd.	4,627	29,894
Pioneer Natural Resources Co.	180	26,793

		$280,939
Energy - Integrated - 0.9%
BG Group PLC	4,401	$58,581
Exxon Mobil Corp. (s)	1,397	129,153
Royal Dutch Shell PLC, “A”	3,662	121,382

		$309,116

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Engineering - Construction - 0.1%
Fluor Corp.	185	$11,217
JGC Corp.	1,000	20,609

		$31,826
Food & Beverages - 1.2%
Coca-Cola Co.	2,090	$88,240
Danone S.A.	1,006	66,181
M. Dias Branco S.A. Industria e Comercio de Alimentos	784	26,839
Mondelez International, Inc.	1,932	70,180
Nestle S.A.	1,109	81,291
Want Want China Holdings Ltd.	19,000	24,925

		$357,656
Food & Drug Stores - 0.3%
CVS Health Corp.	930	$89,568

Gaming & Lodging - 0.1%
Sands China Ltd.	8,400	$40,856

General Merchandise - 0.5%
Dollarama, Inc.	938	$47,958
Lojas Renner S.A.	794	22,647
Target Corp. (s)	1,046	79,402

		$150,007
Insurance - 1.1%
AIA Group Ltd.	16,200	$89,205
American International Group, Inc.	1,360	76,174
Hiscox Ltd.	4,512	50,669
ING Groep N.V. (a)	3,156	40,863
MetLife, Inc.	1,072	57,984

		$314,895
Internet - 1.0%
Facebook, Inc., “A “ (a)	939	$73,261
Google, Inc., “A” (a)(s)	186	98,703
Google, Inc., “C” (a)	104	54,746
LinkedIn Corp., “A” (a)	223	51,225
Yelp, Inc. (a)	399	21,837

		$299,772
Machinery & Tools - 0.9%
Atlas Copco AB, “A”	1,731	$48,186
Eaton Corp. PLC	856	58,174
Joy Global, Inc.	1,038	48,288

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Machinery & Tools - continued
Roper Industries, Inc.	476	$74,423
Schindler Holding AG	269	38,815

		$267,886
Major Banks - 2.0%
BNP Paribas	694	$40,782
BOC Hong Kong Holdings Ltd.	9,000	29,965
Goldman Sachs Group, Inc.	265	51,365
HSBC Holdings PLC	6,475	61,192
JPMorgan Chase & Co. (s)	1,524	95,372
Morgan Stanley	1,532	59,442
Royal Bank of Scotland Group PLC (a)	6,341	38,493
Standard Chartered PLC	3,190	47,880
Sumitomo Mitsui Financial Group, Inc.	1,600	57,812
Wells Fargo & Co.	1,904	104,377

		$586,680
Medical Equipment - 1.1%
Abbott Laboratories	1,719	$77,389
DENTSPLY International, Inc.	1,137	60,568
Stryker Corp.	746	70,370
Terumo Corp.	1,600	36,440
Thermo Fisher Scientific, Inc. (s)	675	84,571

		$329,338
Metals & Mining - 0.3%
Iluka Resources Ltd.	2,631	$12,648
Rio Tinto Ltd.	1,667	76,803

		$89,451
Natural Gas - Distribution - 0.4%
Centrica PLC	7,373	$31,733
China Resources Gas Group Ltd.	8,000	20,694
GDF SUEZ	1,644	38,396
Tokyo Gas Co. Ltd.	6,000	32,377

		$123,200
Natural Gas - Pipeline - 0.1%
Williams Cos., Inc.	835	$37,525

Oil Services - 0.2%
Schlumberger Ltd.	730	$62,349

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - 2.8%
American Express Co.	799	$74,339
BB&T Corp.	1,242	48,301
Credicorp Ltd.	289	46,292
DBS Group Holdings Ltd.	7,000	108,097
Discover Financial Services	716	46,891
Erste Group Bank AG	1,432	32,831
HDFC Bank Ltd., ADR	1,540	78,155
Julius Baer Group Ltd.	966	44,083
Kasikornbank PLC, NVDR	6,400	44,193
KBC Group N.V. (a)	925	51,338
Sberbank of Russia, ADR	5,888	23,660
UBS AG (a)	4,689	80,603
UniCredit S.p.A.	6,024	38,394
Visa, Inc., “A” (s)	448	117,466

		$834,643
Pharmaceuticals - 2.1%
AbbVie, Inc.	773	$50,585
Actavis PLC (a)	375	96,529
Bayer AG	624	85,323
Novartis AG	1,322	121,581
Roche Holding AG	414	112,211
Santen Pharmaceutical Co. Ltd.	1,200	64,219
Valeant Pharmaceuticals International, Inc. (a)	573	82,002

		$612,450
Railroad & Shipping - 0.3%
Union Pacific Corp.	789	$93,994

Real Estate - 0.1%
Intu Properties PLC, REIT	7,063	$36,524

Restaurants - 0.2%
McDonald’s Corp.	598	$56,033

Specialty Chemicals - 0.8%
Akzo Nobel N.V.	799	$55,406
JSR Corp.	2,800	48,081
LG Chemical Ltd. (a)	246	40,147
Linde AG	303	56,537
W.R. Grace & Co. (a)	448	42,735

		$242,906

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Specialty Stores - 0.5%
Hennes & Mauritz AB, “B”	302	$12,528
L Brands, Inc.	649	56,171
Ryohin Keikaku Co. Ltd.	200	24,713
Urban Outfitters, Inc. (a)	1,626	57,121

		$150,533
Telecommunications - Wireless - 0.7%
American Tower Corp., REIT	591	$58,420
KDDI Corp.	1,400	87,598
Mobile TeleSystems OJSC (a)	3,393	9,442
Philippine Long Distance Telephone Co.	340	22,088
Vodafone Group PLC	9,748	33,401

		$210,949
Telephone Services - 0.4%
BT Group PLC	3,057	$18,977
Hellenic Telecommunications Organization S.A. (a)	2,531	27,870
Royal KPN N.V.	10,023	31,600
Verizon Communications, Inc.	610	28,536

		$106,983
Tobacco - 0.2%
Japan Tobacco, Inc.	2,200	$60,408

Trucking - 0.2%
Yamato Holdings Co. Ltd.	2,400	$47,257

Utilities - Electric Power - 0.6%
CMS Energy Corp.	2,876	$99,941
Edison International	785	51,402
Energias do Brasil S.A.	5,219	17,484

		$168,827
Total Common Stocks (Identified Cost, $7,242,655)		$8,910,335

Preferred Stocks - 0.1%
Telephone Services - 0.0%
Telecom Italia S.p.A. (Identified Cost, $26,191)	26,808	$22,407

Underlying Affiliated Funds - 18.9%
MFS Commodity Strategy Fund - Class R5 (v)	539,822	$3,794,945
MFS Global Real Estate Fund - Class R5	114,198	1,808,892
Total Underlying Affiliated Funds (Identified Cost, $6,809,751)		$5,603,837

Portfolio of Investments (unaudited) – continued

Money Market Funds - 2.4%
Issuer	Shares/Par	Value ($)

MFS Institutional Money Market Portfolio, 0.09%, at Cost and Net Asset Value (v)	714,223	$714,223
Total Investments (Identified Cost, $28,560,013)		$28,824,768

Other Assets, Less Liabilities - 2.6%		772,755
Net Assets - 100.0%		$29,597,523

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $366,529, representing 1.2% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions. At December 31, 2014, the fund had no short sales outstanding.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
NVDR	Non-Voting Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone

Portfolio of Investments (unaudited) – continued

NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRL	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Derivative Contracts at 12/31/14

Forward Foreign Currency Exchange Contracts at 12/31/14

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	967,132	2/23/15	$826,485	$786,761	$39,724
SELL	AUD	Westpac Banking Corp.	198,016	1/09/15	171,362	161,614	9,748
SELL	BRL	JPMorgan Chase Bank N.A.	249,515	2/23/15	94,747	92,632	2,115
SELL	CAD	Goldman Sachs International	95	1/09/15	84	82	2
SELL	CAD	JPMorgan Chase Bank N.A.	981,578	2/23/15	865,807	843,909	21,898
SELL	CAD	Merrill Lynch International	308,936	1/09/15	274,942	265,872	9,070
SELL	CHF	Goldman Sachs International	2,000	1/09/15	2,078	2,012	66
SELL	CHF	JPMorgan Chase Bank N.A.	2,729,891	2/23/15	2,819,655	2,748,128	71,527
SELL	CHF	Royal Bank of Scotland Group PLC	48,000	1/09/15	49,117	48,282	835
SELL	CHF	UBS AG	25,000	1/09/15	25,914	25,147	767
SELL	CLP	Barclays Bank PLC	9,422,250	2/23/15	15,870	15,446	424
SELL	DKK	Citibank N.A.	62,144	1/09/15	10,519	10,098	421
SELL	DKK	Goldman Sachs International	496,916	2/23/15	83,413	80,779	2,634

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 12/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	EUR	Credit Suisse Group	475,608	1/09/15	$601,661	$575,535	$26,126
SELL	EUR	Deutsche Bank AG	125,993	1/09/15	156,209	152,464	3,745
SELL	EUR	Goldman Sachs International	4,201,260	1/09/15-2/23/15	5,224,306	5,086,059	138,247
SELL	EUR	JPMorgan Chase Bank N.A.	89,222	2/23/15	110,000	108,014	1,986
SELL	EUR	Merrill Lynch International	6,257	1/09/15	7,932	7,572	360
SELL	GBP	Barclays Bank PLC	15,831	1/09/15	25,163	24,673	490
SELL	GBP	Goldman Sachs International	884,897	1/09/15-2/23/15	1,405,872	1,378,675	27,197
SELL	GBP	JPMorgan Chase Bank N.A.	1,062,146	2/23/15	1,668,000	1,654,819	13,181
SELL	IDR	Barclays Bank PLC	312,390,000	2/13/15	25,172	25,048	124
SELL	ILS	Goldman Sachs International	119,919	2/23/15	31,567	30,747	820
SELL	INR	Barclays Bank PLC	4,309,200	2/13/15	69,047	67,711	1,336
SELL	JPY	Goldman Sachs International	362,140,071	1/09/15-2/23/15	3,158,880	3,024,600	134,280
SELL	JPY	JPMorgan Chase Bank N.A.	11,557,530	1/09/15-2/23/15	100,579	96,507	4,072
BUY	KRW	JPMorgan Chase Bank N.A.	257,128,000	2/17/15	232,781	233,433	652
SELL	KRW	JPMorgan Chase Bank N.A.	297,113,460	2/13/15	271,895	269,779	2,116
SELL	MXN	JPMorgan Chase Bank N.A.	1,208,722	2/23/15	88,636	81,674	6,962

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 12/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	MXN	UBS AG	379,793	1/09/15	$28,091	$25,736	$2,355
SELL	MYR	JPMorgan Chase Bank N.A.	205,427	2/13/15	61,161	58,566	2,595
SELL	NOK	Barclays Bank PLC	579,594	1/09/15	81,290	77,757	3,533
SELL	NOK	Deutsche Bank AG	630,000	1/09/15	95,414	84,520	10,894
SELL	NOK	JPMorgan Chase Bank N.A.	2,673,524	2/23/15	379,000	358,216	20,784
BUY	NZD	Goldman Sachs International	1,359,945	2/23/15	1,050,000	1,055,841	5,841
SELL	PLN	Goldman Sachs International	140,137	2/23/15	41,144	39,493	1,651
SELL	RUB	JPMorgan Chase Bank N.A.	1,557,772	1/13/15	33,090	25,642	7,448
SELL	SEK	Goldman Sachs International	830,148	1/09/15	114,799	106,491	8,308
SELL	SGD	JPMorgan Chase Bank N.A.	157,174	2/23/15	121,702	118,532	3,170
BUY	THB	JPMorgan Chase Bank N.A.	772,460	1/15/15	23,400	23,468	68
SELL	TWD	Goldman Sachs International	3,794,760	2/13/15	124,255	120,100	4,155
BUY	ZAR	Barclays Bank PLC	8,000	1/09/15	689	691	2
SELL	ZAR	JPMorgan Chase Bank N.A.	1,134,445	2/23/15	99,195	97,294	1,901

							$593,630

Liability Derivatives
BUY	CAD	Citibank N.A.	11,000	1/09/15	$9,711	$9,467	$(244)
BUY	CAD	Credit Suisse Group	113,000	1/09/15	100,448	97,248	(3,200)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 12/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	CAD	Goldman Sachs International	650,575	1/09/15-2/23/15	$569,751	$559,457	$(10,294)
BUY	CHF	Credit Suisse Group	96,000	1/09/15	100,169	96,565	(3,604)
BUY	CHF	Goldman Sachs International	558,075	2/23/15	572,000	561,803	(10,197)
BUY	CZK	Barclays Bank PLC	248,000	1/09/15	11,428	10,834	(594)
BUY	EUR	Brown Brothers Harriman	29,728	1/09/15	36,683	35,974	(709)
BUY	EUR	Citibank N.A.	38,314	1/09/15	47,719	46,364	(1,355)
BUY	EUR	Credit Suisse Group	80,000	1/09/15	100,220	96,808	(3,412)
BUY	EUR	Goldman Sachs International	106,309	1/09/15	134,561	128,645	(5,916)
BUY	EUR	JPMorgan Chase Bank N.A.	55,000	1/09/15	68,923	66,556	(2,367)
BUY	GBP	Credit Suisse Group	43,650	1/09/15	69,883	68,031	(1,852)
BUY	GBP	JPMorgan Chase Bank N.A.	306,510	2/23/15	486,778	477,542	(9,236)
BUY	GBP	Merrill Lynch International	37,650	1/09/15	60,278	58,680	(1,598)
SELL	GBP	Deutsche Bank AG	8,000	1/09/15	12,463	12,468	(5)
SELL	HKD	Goldman Sachs International	15,113	2/23/15	1,949	1,949	0
SELL	HKD	JPMorgan Chase Bank N.A.	3,108,222	2/23/15	400,771	400,807	(36)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 12/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	ILS	JPMorgan Chase Bank N.A.	45,000	2/23/15	$11,850	$11,538	$(312)
BUY	JPY	Credit Suisse Group	3,000,000	1/09/15	27,771	25,047	(2,724)
BUY	JPY	Deutsche Bank AG	29,080,307	1/09/15	268,892	242,787	(26,105)
BUY	JPY	Goldman Sachs International	1,427,801	1/09/15	12,179	11,921	(258)
BUY	JPY	JPMorgan Chase Bank N.A.	66,123,372	1/09/15-2/23/15	575,069	552,230	(22,839)
BUY	JPY	UBS AG	41,000	1/09/15	345	342	(3)
SELL	KRW	JPMorgan Chase Bank N.A.	135,230,000	2/17/15	122,569	122,768	(199)
BUY	MYR	Barclays Bank PLC	62,709	2/04/15	18,098	17,892	(206)
BUY	NOK	Goldman Sachs International	12,102,413	2/23/15	1,763,005	1,621,558	(141,447)
BUY	NOK	JPMorgan Chase Bank N.A.	1,622,245	1/09/15-2/23/15	241,015	217,452	(23,563)
SELL	NZD	Barclays Bank PLC	71,078	1/09/15	54,481	55,428	(947)
SELL	NZD	JPMorgan Chase Bank N.A.	999,026	1/09/15-2/23/15	765,404	776,080	(10,676)
SELL	NZD	Westpac Banking Corp.	154,435	1/09/15	119,506	120,431	(925)
BUY	PLN	Goldman Sachs International	81,039	1/09/15	24,523	22,885	(1,638)
BUY	SEK	Goldman Sachs International	164,525	2/23/15	22,144	21,109	(1,035)
BUY	SEK	JPMorgan Chase Bank N.A.	3,543,551	2/23/15	477,034	454,640	(22,394)
BUY	SGD	Citibank N.A.	24,000	1/09/15	18,794	18,116	(678)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 12/31/14 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	THB	JPMorgan Chase Bank N.A.	1,524,346	2/23/15	$46,136	$46,219	$(83)
BUY	TRL	JPMorgan Chase Bank N.A.	43,000	1/09/15	18,428	18,388	(40)
BUY	ZAR	JPMorgan Chase Bank N.A.	288,000	1/09/15	25,333	24,881	(452)

							$(311,143)

Futures Contracts Outstanding at 12/31/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Bovespa Index (Long)	BRL	61	$1,158,041	February - 2015	$67,411
AEX Index (Long)	EUR	4	408,928	January - 2015	16,031
CAC 40 Index (Long)	EUR	7	360,126	January - 2015	12,060
FTSE/MIB Index (Long)	EUR	7	802,132	March - 2015	10,550
DAX Index (Long)	EUR	1	295,530	March - 2015	5,433
IBEX 35 Index (Long)	EUR	9	1,103,902	January - 2015	3,977
Hang Seng Index (Long)	HKD	4	622,349	January - 2015	6,128
Hang Seng China Enterprises Index (Long)	HKD	8	606,158	January - 2015	13,694
OMX 30 Index (Long)	SEK	16	298,946	January - 2015	5,326
MSCI Singapore Index (Long)	SGD	2	115,053	January - 2015	2,714
TurkDEX-BIST 30 Index (Long)	TRL	319	1,458,822	February - 2015	7,363
MSCI Taiwan Index (Long)	USD	14	478,039	January - 2015	9,939
SGX CNX Nifty Index (Long)	USD	26	434,668	January - 2015	1,612

					$162,238

Interest Rate Futures
U.S. Treasury Note 10 yr (Long)	USD	57	$7,227,422	March - 2015	$36,285

					$198,523

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 12/31/14 - continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
ASX SPI 200 Index (Short)	AUD	14	$1,528,088	March - 2015	$(56,002)
S&P/TSE 60 Index (Short)	CAD	10	1,466,001	March - 2015	(78,190)
FTSE 100 Index (Short)	GBP	5	503,568	March - 2015	(18,889)
KOSPI 200 Index (Long)	KRW	2	220,776	March - 2015	(8,600)
Mexico Bolsa Index (Short)	MXN	19	556,191	March - 2015	(27,688)
E-Mini S&P 500 Index (Short)	USD	17	1,744,540	March - 2015	(28,059)
Russell 2000 Mini Index (Short)	USD	9	1,080,630	March - 2015	(39,087)
FTSE/JSE Top 40 Index (Short)	ZAR	5	190,371	March - 2015	(8,028)

					$(264,543)

Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	15	$1,569,263	March - 2015	$(13,863)
Canadian Government Bond 10 yr (Short)	CAD	7	834,601	March - 2015	(13,744)
German Euro Bund (Short)	EUR	12	2,263,326	March - 2015	(40,251)
UK Long Gilt Bond (Short)	GBP	3	558,899	March - 2015	(11,234)
Japanese Government Bond 10 yr (Short)	JPY	3	3,701,536	March - 2015	(22,579)

					$(101,671)

					$(366,214)

At December 31, 2014, the fund had cash collateral of $250,477 and liquid securities with an aggregate value of $1,676,118 to cover any commitments for securities sold short and/or certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 12/31/14 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $21,036,039)	$22,506,708
Underlying affiliated funds, at value (identified cost, $7,523,974)	6,318,060
Total investments, at value (identified cost, $28,560,013)	$28,824,768
Deposits with brokers	250,477
Receivables for
Forward foreign currency exchange contracts	593,630
Daily variation margin on open futures contracts	72,034
Investments sold	94,389
Fund shares sold	18,287
Interest and dividends	134,613
Receivable from investment adviser	32,612
Other assets	439
Total assets	$30,021,249
Liabilities
Payable to custodian	$331
Payables for
Forward foreign currency exchange contracts	311,143
Investments purchased	32,487
Fund shares reacquired	152
Payable to affiliates
Shareholder servicing costs	1,286
Distribution and service fees	265
Payable for independent Trustees’ compensation	17
Deferred country tax expense payable	611
Accrued expenses and other liabilities	77,434
Total liabilities	$423,726
Net assets	$29,597,523
Net assets consist of
Paid-in capital	$30,533,325
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $611 deferred country tax)	335,898
Accumulated distributions in excess of net realized gain on investments and foreign currency	(1,121,434)
Accumulated distributions in excess of net investment income	(150,266)
Net assets	$29,597,523
Shares of beneficial interest outstanding	3,113,388

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$7,107,671	747,967	$9.50
Class B	878,200	93,744	9.37
Class C	2,244,118	239,661	9.36
Class I	17,643,957	1,850,395	9.54
Class R1	100,508	10,700	9.39
Class R2	107,543	11,341	9.48
Class R3	1,304,713	137,473	9.49
Class R4	104,359	10,945	9.53
Class R5	106,454	11,162	9.54

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.08 [100 / 94.25 x $9.50]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 12/31/14 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$160,051
Dividends	76,862
Dividends from underlying affiliated funds	59,506
Foreign taxes withheld	(4,473)
Total investment income	$291,946
Expenses
Management fee	$112,901
Distribution and service fees	28,423
Shareholder servicing costs	10,294
Administrative services fee	8,823
Independent Trustees’ compensation	615
Custodian fee	64,464
Shareholder communications	10,439
Audit and tax fees	36,946
Legal fees	160
Registration fees	56,921
Miscellaneous	14,434
Total expenses	$344,420
Fees paid indirectly	(6)
Reduction of expenses by investment adviser and distributor	(157,098)
Net expenses	$187,316
Net investment income	$104,630
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments in non-affiliated issuers (net of $198 country tax)	$234,796
Investments in underlying affiliated funds	(229,994)
Capital gain distributions from underlying affiliated funds	27,830
Written options	35,064
Futures contracts	(528,925)
Foreign currency	981,609
Net realized gain (loss) on investments and foreign currency	$520,380
Change in unrealized appreciation (depreciation)
Investments (net of $611 increase in deferred country tax)	$(2,174,794)
Written options	136
Futures contracts	99,461
Translation of assets and liabilities in foreign currencies	275,628
Net unrealized gain (loss) on investments and foreign currency translation	$(1,799,569)
Net realized and unrealized gain (loss) on investments and foreign currency	$(1,279,189)
Change in net assets from operations	$(1,174,559)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 12/31/14 (unaudited)	Year ended 6/30/14
From operations
Net investment income	$104,630	$303,102
Net realized gain (loss) on investments and foreign currency	520,380	645,910
Net unrealized gain (loss) on investments and foreign currency translation	(1,799,569)	2,493,777
Change in net assets from operations	$(1,174,559)	$3,442,789
Distributions declared to shareholders
From net investment income	$(356,893)	$(222,767)
From net realized gain on investments	(1,148,034)	—
Total distributions declared to shareholders	$(1,504,927)	$(222,767)
Change in net assets from fund share transactions	$181,684	$(1,436,196)
Total change in net assets	$(2,497,802)	$1,783,826
Net assets
At beginning of period	32,095,325	30,311,499
At end of period (including accumulated distributions in excess of net investment income of $150,266 and undistributed net investment income of $101,997, respectively)	$29,597,523	$32,095,325

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 12/31/14 (unaudited)		Years ended 6/30
			2014	2013	2012	2011 (c)

Net asset value, beginning of period	$10.40		$9.38	$9.01	$10.15	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.09	$0.08	$0.10	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(0.43)		0.99	0.29	(1.04)	0.16
Total from investment operations	$(0.40)		$1.08	$0.37	$(0.94)	$0.21
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.06)	$—	$(0.10)	$(0.06)
From net realized gain on investments	(0.38)		—	—	(0.03)	—
From tax return of capital	—		—	—	(0.07)	—
Total distributions declared to shareholders	$(0.50)		$(0.06)	$—	$(0.20)	$(0.06)
Net asset value, end of period (x)	$9.50		$10.40	$9.38	$9.01	$10.15
Total return (%) (r)(s)(t)(x)	(3.87	)(n)	11.48	4.11	(9.28)	2.11	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.28	(a)	2.04	2.07	2.11	2.08	(a)
Expenses after expense reductions (f)(h)	1.27	(a)	1.27	1.27	1.27	1.27	(a)
Net investment income	0.62	(a)	0.89	0.78	1.07	1.96	(a)
Portfolio turnover	15	(n)	47	48	48	28	(n)
Net assets at end of period (000 omitted)	$7,108		$7,469	$5,181	$4,827	$862
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	N/A		1.27	1.27	1.27	1.27	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class B	Six months ended 12/31/14 (unaudited)		Years ended 6/30
			2014	2013	2012	2011 (c)

Net asset value, beginning of period	$10.26		$9.28	$8.98	$10.15	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.01	$0.01	$0.03	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(0.42)		0.98	0.29	(1.04)	0.16
Total from investment operations	$(0.43)		$0.99	$0.30	$(1.01)	$0.20
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.01)	$—	$(0.08)	$(0.05)
From net realized gain on investments	(0.38)		—	—	(0.03)	—
From tax return of capital	—		—	—	(0.05)	—
Total distributions declared to shareholders	$(0.46)		$(0.01)	$—	$(0.16)	$(0.05)
Net asset value, end of period (x)	$9.37		$10.26	$9.28	$8.98	$10.15
Total return (%) (r)(s)(t)(x)	(4.21	)(n)	10.63	3.34	(9.99)	1.99	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.03	(a)	2.79	2.81	2.83	2.80	(a)
Expenses after expense reductions (f)(h)	2.02	(a)	2.02	2.02	2.02	2.02	(a)
Net investment income (loss)	(0.14	)(a)	0.14	0.06	0.29	1.35	(a)
Portfolio turnover	15	(n)	47	48	48	28	(n)
Net assets at end of period (000 omitted)	$878		$933	$625	$601	$202
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	N/A		2.02	2.02	2.02	2.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class C	Six months ended 12/31/14 (unaudited)		Years ended 6/30
			2014	2013		2012	2011 (c)

Net asset value, beginning of period	$10.25		$9.27	$8.97		$10.14	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.01	$0.00(w	)	$0.03	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	(0.42)		0.98	0.30		(1.04)	0.16
Total from investment operations	$(0.43)		$0.99	$0.30		$(1.01)	$0.19
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.01)	$—		$(0.08)	$(0.05)
From net realized gain on investments	(0.38)		—	—		(0.03)	—
From tax return of capital	—		—	—		(0.05)	—
Total distributions declared to shareholders	$(0.46)		$(0.01)	$—		$(0.16)	$(0.05)
Net asset value, end of period (x)	$9.36		$10.25	$9.27		$8.97	$10.14
Total return (%) (r)(s)(t)(x)	(4.21	)(n)	10.63	3.34		(10.02)	1.95	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.03	(a)	2.79	2.82		2.85	2.84	(a)
Expenses after expense reductions (f)(h)	2.02	(a)	2.02	2.02		2.02	2.02	(a)
Net investment income (loss)	(0.15	)(a)	0.12	0.03		0.31	1.15	(a)
Portfolio turnover	15	(n)	47	48		48	28	(n)
Net assets at end of period (000 omitted)	$2,244		$2,393	$2,253		$2,223	$648
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	N/A		2.02	2.02		2.02	2.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class I	Six months ended 12/31/14 (unaudited)		Years ended 6/30
			2014	2013	2012	2011 (c)

Net asset value, beginning of period	$10.43		$9.42	$9.02	$10.16	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.11	$0.10	$0.12	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(0.42)		0.99	0.30	(1.04)	0.16
Total from investment operations	$(0.38)		$1.10	$0.40	$(0.92)	$0.22
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.09)	$ —	$(0.11)	$(0.06)
From net realized gain on investments	(0.38)		—	—	(0.03)	—
From tax return of capital	—		—	—	(0.08)	—
Total distributions declared to shareholders	$(0.51)		$(0.09)	$ —	$(0.22)	$(0.06)
Net asset value, end of period (x)	$9.54		$10.43	$9.42	$9.02	$10.16
Total return (%) (r)(s)(x)	(3.64	)(n)	11.68	4.43	(9.13)	2.23	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.03	(a)	1.79	1.81	1.76	1.79	(a)
Expenses after expense reductions (f)(h)	1.02	(a)	1.02	1.02	1.02	1.02	(a)
Net investment income	0.85	(a)	1.11	1.04	1.23	2.39	(a)
Portfolio turnover	15	(n)	47	48	48	28	(n)
Net assets at end of period (000 omitted)	$17,644		$19,534	$21,760	$23,150	$24,915
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	N/A		1.02	1.02	1.02	1.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class R1	Six months ended 12/31/14 (unaudited)		Years ended 6/30
			2014		2013		2012	2011 (c)

Net asset value, beginning of period	$10.28		$9.30		$9.00		$10.16	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.01		$0.00	(w)	$0.02	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(0.42)		0.97		0.30		(1.03)	0.16
Total from investment operations	$(0.43)		$0.98		$0.30		$(1.01)	$0.20
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.00	)(w)	$—		$(0.07)	$(0.04)
From net realized gain on investments	(0.38)		—		—		(0.03)	—
From tax return of capital	—		—		—		(0.05)	—
Total distributions declared to shareholders	$(0.46)		$(0.00	)(w)	$—		$(0.15)	$(0.04)
Net asset value, end of period (x)	$9.39		$10.28		$9.30		$9.00	$10.16
Total return (%) (r)(s)(x)	(4.20	)(n)	10.59		3.33		(10.02)	1.99	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	3.03	(a)	2.79		2.81		2.76	2.79	(a)
Expenses after expense reductions (f)(h)	2.02	(a)	2.02		2.02		2.02	2.02	(a)
Net investment income (loss)	(0.14	)(a)	0.12		0.04		0.22	1.39	(a)
Portfolio turnover	15	(n)	47		48		48	28	(n)
Net assets at end of period (000 omitted)	$101		$105		$95		$92	$102
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	N/A		2.02		2.02		2.02	2.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class R2	Six months ended 12/31/14 (unaudited)		Years ended 6/30
			2014	2013	2012	2011 (c)

Net asset value, beginning of period	$10.38		$9.36	$9.01	$10.16	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.06	$0.05	$0.07	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	(0.44)		0.99	0.30	(1.04)	0.16
Total from investment operations	$(0.42)		$1.05	$0.35	$(0.97)	$0.21
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.03)	$ —	$(0.09)	$(0.05)
From net realized gain on investments	(0.38)		—	—	(0.03)	—
From tax return of capital	—		—	—	(0.06)	—
Total distributions declared to shareholders	$(0.48)		$(0.03)	$ —	$(0.18)	$(0.05)
Net asset value, end of period (x)	$9.48		$10.38	$9.36	$9.01	$10.16
Total return (%) (r)(s)(x)	(4.01	)(n)	11.19	3.88	(9.57)	2.11	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.53	(a)	2.29	2.32	2.26	2.29	(a)
Expenses after expense reductions (f)(h)	1.52	(a)	1.52	1.52	1.52	1.52	(a)
Net investment income	0.36	(a)	0.63	0.55	0.72	1.90	(a)
Portfolio turnover	15	(n)	47	48	48	28	(n)
Net assets at end of period (000 omitted)	$108		$110	$102	$92	$102
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	N/A		1.52	1.52	1.52	1.52	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class R3	Six months ended 12/31/14 (unaudited)		Years ended 6/30
			2014	2013	2012	2011 (c)

Net asset value, beginning of period	$10.38		$9.39	$9.02	$10.16	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.09	$0.08	$0.09	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(0.42)		0.97	0.29	(1.03)	0.16
Total from investment operations	$(0.39)		$1.06	$0.37	$(0.94)	$0.22
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.07)	$—	$(0.10)	$(0.06)
From net realized gain on investments	(0.38)		—	—	(0.03)	—
From tax return of capital	—		—	—	(0.07)	—
Total distributions declared to shareholders	$(0.50)		$(0.07)	$—	$(0.20)	$(0.06)
Net asset value, end of period (x)	$9.49		$10.38	$9.39	$9.02	$10.16
Total return (%) (r)(s)(x)	(3.78	)(n)	11.33	4.10	(9.30)	2.17	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.28	(a)	2.04	2.07	2.01	2.04	(a)
Expenses after expense reductions (f)(h)	1.27	(a)	1.27	1.27	1.27	1.27	(a)
Net investment income	0.61	(a)	0.91	0.79	0.97	2.14	(a)
Portfolio turnover	15	(n)	47	48	48	28	(n)
Net assets at end of period (000 omitted)	$1,305		$1,332	$100	$93	$102
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	N/A		1.27	1.27	1.27	1.27	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class R4	Six months ended 12/31/14 (unaudited)		Years ended 6/30
			2014	2013	2012	2011 (c)

Net asset value, beginning of period	$10.43		$9.42	$9.02	$10.16	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.11	$0.10	$0.11	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	(0.43)		0.99	0.30	(1.03)	0.16
Total from investment operations	$(0.39)		$1.10	$0.40	$(0.92)	$0.22
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.09)	$ —	$(0.11)	$(0.06)
From net realized gain on investments	(0.38)		—	—	(0.03)	—
From tax return of capital	—		—	—	(0.08)	—
Total distributions declared to shareholders	$(0.51)		$(0.09)	$ —	$(0.22)	$(0.06)
Net asset value, end of period (x)	$9.53		$10.43	$9.42	$9.02	$10.16
Total return (%) (r)(s)(x)	(3.74	)(n)	11.68	4.43	(9.13)	2.23	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	2.03	(a)	1.79	1.82	1.76	1.79	(a)
Expenses after expense reductions (f)(h)	1.02	(a)	1.02	1.02	1.02	1.02	(a)
Net investment income	0.85	(a)	1.12	1.04	1.22	2.39	(a)
Portfolio turnover	15	(n)	47	48	48	28	(n)
Net assets at end of period (000 omitted)	$104		$108	$97	$93	$102
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	N/A		1.02	1.02	1.02	1.02	(a)

See Notes to Financial Statements

Financial Highlights – continued

Class R5	Six months ended 12/31/14 (unaudited)		Years ended 6/30
			2014	2013 (i)
Net asset value, beginning of period	$10.43		$9.42	$9.53
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.11	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	(0.43)		0.99	(0.18	)(g)
Total from investment operations	$(0.38)		$1.10	$(0.11)
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.09)	$ —
From net realized gain on investments	(0.38)		—	—
Total distributions declared to shareholders	$(0.51)		$(0.09)	$ —
Net asset value, end of period (x)	$9.54		$10.43	$9.42
Total return (%) (r)(s)(x)	(3.61	)(n)	11.73	(1.15	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.99	(a)	1.75	1.84	(a)
Expenses after expense reductions (f)(h)	0.98	(a)	0.99	1.00	(a)
Net investment income	0.90	(a)	1.15	1.11	(a)
Portfolio turnover	15	(n)	47	48
Net assets at end of period (000 omitted)	$106		$110	$99
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)(h)	N/A		0.99	1.00	(a)

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 30, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of the fund’s shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(i)	For the period from the class inception, November 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Multi-Asset Fund (the fund) is a diversified series of MFS Series Trust XVI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions (i.e., repurchase agreements that settle at the same time as the maturity of the transferred financial asset) and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and

Notes to Financial Statements (unaudited) – continued

financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily

Notes to Financial Statements (unaudited) – continued

available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited) – continued

The following is a summary of the levels used as of December 31, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,237,099	$—	$—	$5,237,099
United Kingdom	98,548	542,208	—	640,756
Japan	—	579,379	—	579,379
Switzerland	80,603	397,981	—	478,584
France	—	357,064	—	357,064
Hong Kong	18,724	226,148	—	244,872
Germany	198,467	—	—	198,467
Netherlands	25,670	127,869	—	153,539
Canada	148,239	—	—	148,239
Other Countries	216,911	677,832	—	894,743
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	4,531,252	—	4,531,252
Non-U.S. Sovereign Debt	—	5,594,608	—	5,594,608
U.S. Corporate Bonds	—	1,778,395	—	1,778,395
Residential Mortgage-Backed Securities	—	378,819	—	378,819
Commercial Mortgage-Backed Securities	—	464,172	—	464,172
Foreign Bonds	—	826,720	—	826,720
Mutual Funds	6,318,060	—	—	6,318,060
Total Investments	$12,342,321	$16,482,447	$—	$28,824,768

Other Financial Instruments
Futures Contracts	$(169,388)	$1,697	$—	$(167,691)
Forward Foreign Currency Exchange Contracts	—	282,487	—	282,487

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Of the level 2 investments presented above, equity investments amounting to $2,642,355 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the

Notes to Financial Statements (unaudited) – continued

inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options, purchased options, futures contracts, and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at December 31, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$36,285	$(101,671)
Foreign Exchange	Forward Foreign Currency Exchange	593,630	(311,143)
Equity	Equity Futures	162,238	(264,543)
Total		$792,153	$(677,357)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended December 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency	Investments (Purchased Options)	Written Options
Interest Rate	$(89,877)	$—	$—	$—
Foreign Exchange	—	985,822	(12,327)	—
Equity	(439,048)	—	111,243	35,064
Total	$(528,925)	$985,822	$98,916	$35,064

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended December 31, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)	Written Options
Interest Rate	$26,712	$—	$—	$—
Foreign Exchange	—	319,837	12,138	—
Equity	72,749	—	486	136
Total	$99,461	$319,837	$12,624	$136

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across

Notes to Financial Statements (unaudited) – continued

all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of December 31, 2014:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$72,034	$—
Forward Foreign Currency Exchange Contracts	593,630	(311,143)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$665,664	$(311,143)
Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	102,118	(14,796)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$563,546	$(296,347)

(a)	The amount presented here represents the fund’s current day variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at December 31, 2014:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$5,909	(1,746)	—	—	$4,163
Citibank N.A.	420	(420)	—	—	—
Deutsche Bank A.G.	14,639	(14,639)	—	—	—
Goldman Sachs International	323,201	(170,786)	—	—	152,415
JP Morgan Chase Bank N.A.	200,199	(92,197)	—	—	108,002
Merrill Lynch International	9,429	(1,598)	—	—	7,831
Westpac Banking Corp	9,749	(925)	—	—	8,824
Total	$563,546	(282,311)	—	—	$281,235

Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at December 31, 2014:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(1,746)	1,746	—	—	$—
Brown Brothers Harriman	(708)	—	—	—	(708)
Citibank N.A.	(2,276)	420	—	—	(1,856)
Deutsche Bank A.G.	(26,111)	14,639	—	—	(11,472)
Goldman Sachs International	(170,786)	170,786	—	—	—
JP Morgan Chase Bank N.A.	(92,197)	92,197	—	—	—
Merrill Lynch International	(1,598)	1,598	—	—	—
Westpac Banking Corp	(925)	925	—	—	—
Total	$(296,347)	283,311	—	—	$(14,036)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Written Options – In exchange for a premium, the fund wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the

Notes to Financial Statements (unaudited) – continued

terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

The following table represents the written option activity in the fund during the six months ended December 31, 2014:

	Number of contracts	Premiums received
Outstanding, beginning of period	44	$35,064
Options expired	44	35,064
Outstanding, end of period	—	$—

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency

Notes to Financial Statements (unaudited) – continued

exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund may enter into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date

Notes to Financial Statements (unaudited) – continued

of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At December 31, 2014, the fund has no short sales outstanding.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At December 31, 2014, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted

Notes to Financial Statements (unaudited) – continued

for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s

Notes to Financial Statements (unaudited) – continued

collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended December 31, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

6/30/14
Ordinary income (including any short-term capital gains)	$222,767

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/14
Cost of investments	$29,533,243
Gross appreciation	1,683,034
Gross depreciation	(2,391,509)
Net unrealized appreciation (depreciation)	$(708,475)

As of 6/30/14
Undistributed ordinary income	422,848
Other temporary differences	(143,505)
Net unrealized appreciation (depreciation)	1,464,341

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 12/31/14	Year ended 6/30/14	Six months ended 12/31/14	Year ended 6/30/14
Class A	$83,213	$37,267	$276,099	$—
Class B	6,849	572	34,396	—
Class C	18,618	1,222	92,447	—
Class I	228,402	172,551	678,551	—
Class R1	782	50	3,927	—
Class R2	1,109	283	4,158	—
Class R3	15,173	8,951	50,359	—
Class R4	1,349	903	4,009	—
Class R5	1,398	968	4,088	—
Total	$356,893	$222,767	$1,148,034	$—

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

Notes to Financial Statements (unaudited) – continued

The management fee is computed daily and paid monthly on average daily net assets, excluding net assets invested in the MFS Commodity Strategy Fund and the MFS Global Real Estate Fund, at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended December 31, 2014, this management fee reduction amounted to $862, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended December 31, 2014 was equivalent to an annual effective rate of 0.72% of the fund’s average daily net assets which equates to 0.90% of the fund’s average daily net assets excluding the average daily net assets invested in the MFS Commodity Strategy Fund and the MFS Global Real Estate Fund.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.27%	2.02%	2.02%	1.02%	2.02%	1.52%	1.27%	1.02%	1.01%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until October 31, 2015. For the six months ended December 31, 2014, this reduction amounted to $156,111 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,386 for the six months ended December 31, 2014, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and

Notes to Financial Statements (unaudited) – continued

another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$9,263
Class B	0.75%	0.25%	1.00%	1.00%	4,556
Class C	0.75%	0.25%	1.00%	1.00%	12,149
Class R1	0.75%	0.25%	1.00%	1.00%	520
Class R2	0.25%	0.25%	0.50%	0.50%	275
Class R3	—	0.25%	0.25%	0.25%	1,660
Total Distribution and Service Fees					$28,423

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended December 31, 2014 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended December 31, 2014, this rebate amounted to $104 for Class A, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended December 31, 2014, were as follows:

Amount
Class A	$—
Class B	406
Class C	57

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended December 31, 2014, the fee was $2,252, which equated to 0.0145% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended December 31, 2014, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $8,042.

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended December 31, 2014 was equivalent to an annual effective rate of 0.0566% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – Effective November 1, 2014, this fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. Prior to November 1, 2014, the funds had entered into a service agreement (the Compliance Officer Agreement) which provided for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. Prior to November 1, 2014, Frank L. Tarantino served as the ICCO. Effective October 31, 2014, Mr. Tarantino resigned as ICCO and the Compliance Officer Agreement between the funds and Tarantino LLC was terminated. For the six months ended December 31, 2014, the aggregate fees paid by the fund under these agreements were $61 and are included in “Miscellaneous” expense in the Statement of Operations. MFS had agreed to reimburse the fund for a portion of the payments made by the fund for the services under the Compliance Officer Agreement in the amount of $21, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 11, 2013, MFS redeemed 10,279 shares of Class A, 10,225 shares of Class B, and 102,669 shares of Class I for an aggregate amount of $99,604, $97853, and $1,000,000, respectively. On December 11, 2013 MFS redeemed 101,833 shares of Class I for an aggregate amount of $1,000,000. On March 12, 2014, MFS redeemed 99,800 shares of Class I for an aggregate amount of $1,000,000. On June 11, 2014,

Notes to Financial Statements (unaudited) – continued

MFS redeemed 96,154 shares of Class I for an aggregate amount of $1,000,000. On September 10, 2014, MFS Redeemed 95,969 shares of Class I for an aggregate amount of $1,000,000.

At December 31, 2014, MFS held approximately 91%, 100%, 95%, 100%, and 100% of the outstanding shares of Class I, Class R1, Class R2, Class R4, and Class R5 respectively.

(4) Portfolio Securities

For the six months ended December 31, 2014, purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$719,700	$1,196,070
Investments (non-U.S. Government securities)	$3,678,483	$4,233,565

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 12/31/14		Year ended 6/30/14
	Shares	Amount	Shares	Amount
Shares sold
Class A	85,657	$871,754	274,423	$2,713,037
Class B	2,680	26,480	33,389	323,921
Class C	25,360	255,612	65,260	632,979
Class I	11,590	120,332	17,525	176,372
Class R2	148	1,508	669	6,581
Class R3	6,037	61,093	121,907	1,196,803
Class R5	3	35	—	—
	131,475	$1,336,814	513,173	$5,049,693

Shares issued to shareholders in reinvestment of distributions
Class A	36,096	$346,292	3,516	$35,541
Class B	3,913	36,916	53	519
Class C	9,929	93,678	105	1,039
Class I	93,638	901,764	16,984	171,495
Class R1	498	4,709	5	50
Class R2	551	5,267	28	283
Class R3	6,845	65,532	890	8,951
Class R4	556	5,358	90	903
Class R5	570	5,486	96	968
	152,596	$1,465,002	21,767	$219,749

Notes to Financial Statements (unaudited) – continued

	Six months ended 12/31/14		Year ended 6/30/14
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(92,145)	$(935,621)	(111,849)	$(1,104,224)
Class B	(3,794)	(38,240)	(9,888)	(97,031)
Class C	(29,103)	(284,630)	(74,784)	(732,763)
Class I	(127,434)	(1,324,206)	(472,097)	(4,709,761)
Class R2	(1)	(7)	(998)	(9,777)
Class R3	(3,704)	(37,428)	(5,168)	(52,082)
	(256,181)	$(2,620,132)	(674,784)	$(6,705,638)

Net change
Class A	29,608	$282,425	166,090	$1,644,354
Class B	2,799	25,156	23,554	227,409
Class C	6,186	64,660	(9,419)	(98,745)
Class I	(22,206)	(302,110)	(437,588)	(4,361,894)
Class R1	498	4,709	5	50
Class R2	698	6,768	(301)	(2,913)
Class R3	9,178	89,197	117,629	1,153,672
Class R4	556	5,358	90	903
Class R5	573	5,521	96	968
	27,890	$181,684	(139,844)	$(1,436,196)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended December 31, 2014, the fund’s commitment fee and interest expense were $58 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	512,603	69,328	(42,109)	539,822
MFS Global Real Estate Fund	113,231	8,043	(7,076)	114,198
MFS Institutional Money Market Portfolio	784,795	5,821,876	(5,892,448)	714,223

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(237,544)	$—	$9,482	$3,794,945
MFS Global Real Estate Fund	7,550	27,830	49,654	1,808,892
MFS Institutional Money Market Portfolio	—	—	370	714,223

	$(229,994)	$27,830	$59,506	$6,318,060

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2014 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2013 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2013. The total return performance of the Fund’s Class A shares was in the 4th quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on March 30, 2011 and has a limited operating history and performance record; therefore no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was lower than the Lipper expense group median and the Fund’s total expense ratio was approximately at the Lipper expense group median. The Trustees also considered that certain net assets of the Fund invested in underlying MFS Funds (the “Underlying Funds”) are excluded for purposes of calculating the Fund’s management fee.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to any comparable institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level. The group fee waiver is reviewed and renewed annually between the Board and MFS. The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS

Board Review of Investment Advisory Agreement – continued

performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund or the Underlying Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2014.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XVI

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: February 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: February 13, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: February 13, 2015

*	Print name and title of each signing officer under his or her signature.